Particulars of Employees (including Directors) (Tables)	6 Months Ended
Dec. 31, 2023
Disclosure of additional information [Abstract]
Schedule of particulars of employees (including directors)

	Six Months Ended December 31
	2023	2022
The average number of staff employed by the group during the period (including directors):
Number of operational staff	10,606	11,032
Number of administrative staff	1,140	1,071
Number of management staff	9	8
Total	11,755	12,111